SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) property
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	912
Fair value	$ 76,257
Debt	$ 50,635
Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	63
Fair value	$ 19,776
Debt	$ 13,513
Retail
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	53
Fair value	$ 19,353
Debt	$ 12,610
Opportunistic Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	296
Fair value	$ 19,861
Debt	$ 14,004
Opportunistic Retail
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	16
Fair value	$ 1,719
Debt	$ 826
Logistics
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	61
Fair value	$ 1,956
Debt	$ 996
Multifamily
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	21
Fair value	$ 2,583
Debt	$ 1,965
Self-storage
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	20
Fair value	$ 110
Debt	$ 61
Alternatives
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	1
Fair value	$ 75
Debt	$ 195
Student Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	41
Fair value	$ 1,860
Debt	$ 1,268
Manufactured Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	175
Fair value	$ 3,742
Debt	$ 2,302
Mixed-use
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	7
Fair value	$ 3,196
Debt	$ 1,859
Secondaries
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	67
Fair value	$ 1,745
Debt	$ 943
Single Family Rental
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	83
Fair value	$ 48
Debt	$ 1
Triple Net Lease
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	8
Fair value	$ 233
Debt	92
Commercial Development properties and land/parking lots
Real Estate And Accumulated Depreciation By Property [Line Items]
Fair value	6,658
Development properties and land
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	1,662
Corporate facilities
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	8,935
Hospitality
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	7,824
Deferred finance costs	$ 344